SCHEDULE OF OTHER CURRENT ASSETS (Details) - Nonrelated Party [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Prepayments for materials	$ 5,107	$ 7,509
Prepayments for R&D	97	110
Prepayments for utilities	550	571
Other prepayments	326	341
Deductible value-added tax input	154	207
Other receivables	1,504	1,662
Subtotal	7,738	10,400
Less: allowance for bad debts	(401)	(449)
Net balance	$ 7,337	$ 9,951